THE HUNTINGTON FUNDS

Huntington Florida Tax-Free Money Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund
Huntington Dividend Capture Fund
Huntington Growth Fund Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Rotating Markets Fund
Huntington Situs Small Cap Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Michigan Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund

Investment A Shares, Investment B Shares, Trust Shares and Interfund Shares
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SUPPLEMENT TO CURRENT PROSPECTUSES

A Special Meeting of Shareholders of The Huntington Funds (the "Trust") will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010 on June 22, 2006 at 2:00 p.m., Eastern time. At this meeting, shareholders will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect at the close of business on June 23, 2006. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

   1. To elect four Trustees of the Trust (to be voted on by all shareholders of the Trust);

   2. To ratify the selection of Ernst & Young LLP as the independent auditors of the Trust (to be voted on by all shareholders of the Trust);

   3. To make amendments to certain Funds' fundamental investment policies (to be voted on by all shareholders of those Funds affected).

     (a)(1) To amend the fundamental investment policies regarding diversification for certain of the Funds (applies to the Huntington Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Dividend Capture Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington International Equity Fund, Huntington Macro 100 Fund, Huntington Mid Corp America Fund, Huntington New Economy Fund, Huntington Rotating Markets Fund, Huntington Situs Small Cap Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Mortgage Securities Fund and Huntington Short/Intermediate Fixed Income Securities Fund only);

     (a)(2) To eliminate the fundamental policies regarding diversification for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Ohio Municipal Money Market Fund, Huntington Michigan Tax-Free Fund and Huntington Ohio Tax-Free Fund only);



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     (b) To amend the fundamental investment policies regarding concentration for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only);

     (c) To amend the fundamental investment policies regarding issuing senior securities for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only);

     (d) To amend the fundamental investment policies regarding lending for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only);

     (e) To amend the fundamental investment policies regarding borrowing money for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only);

     (f) To amend the fundamental investment policies regarding investments in commodities for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only);

     (g) To amend the fundamental investment policies regarding investments in real estate for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only);

     (h) To amend the fundamental investment policies regarding underwriting securities for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only); and



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     (i)  To amend the fundamental investment policies regarding pledging, mortgaging or hypothecating assets for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund
          only).

   4. To eliminate certain Funds' fundamental investment policies (to be voted on by shareholders of those Funds affected).

     (a) To eliminate the fundamental investment policies regarding investing in illiquid securities for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only);

     (b) To eliminate the fundamental investment policies regarding investments in new issuers for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only);

     (c) To eliminate the fundamental investment policies regarding purchases on margin for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only);

     (d) To eliminate the fundamental investment policies regarding short selling for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only);

     (e) To eliminate the fundamental investment policies regarding certain transactions with "interested persons" of the Funds for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only);

     (f) To eliminate the fundamental investment policies regarding investing in issuers owned by officers and Trustees for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund only); and

     (g) To eliminate the fundamental investment policies regarding purchasing securities of other investment companies for certain of the Funds (applies to the Huntington Florida Tax-Free Money Fund, Huntington Money Market Fund, Huntington Ohio Municipal Money Market Fund, Huntington U.S. Treasury Money Market Fund, Huntington Growth Fund, Income Equity Fund, Huntington Intermediate Government Income Fund, Huntington Fixed Income Securities Fund, Huntington Michigan Tax-Free Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund
         only).

   5. To amend the Huntington Income Equity Fund's fundamental investment objective (to be voted on by all shareholders of the Huntington Income Equity Fund); and

   6. To approve reorganizing the Trust (together with the Huntington VA Funds) from separate Massachusetts business trusts to a single Delaware statutory trust (to be voted on by all Funds of the Trust).

The shareholders may also vote upon any other business that may properly come before the Special Meeting or any adjournments thereof.


For more information on the above changes, please request a copy of the Trust's proxy statement.



                                                                     May 5, 2006












Edgewood Services, Inc. (Distributor)



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Cusip 446327504 Cusip 446327603 Cusip 446327108 Cusip 446327686 Cusip 446327207
Cusip 446327496 Cusip 446327306 Cusip 446327405 Cusip 446327702 Cusip 446327801
Cusip 446327660 Cusip 446327652 Cusip 446327645 Cusip 446327884 Cusip 446327678
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Cusip 446327561 Cusip 446327553 Cusip 446327546 Cusip 446327595 Cusip 446327587
Cusip 446327579 Cusip 446327520 Cusip 446327538 Cusip 446327462 Cusip 446327488
Cusip 446327470 Cusip 446327777 Cusip 446327694 Cusip 446327769 Cusip 446327736
Cusip 446327728 Cusip 446327454 Cusip 446327793 Cusip 446327785 Cusip 446327447
Cusip 446327843 Cusip 446327835 Cusip 446327439 Cusip 446327827 Cusip 446327819
Cusip 446327421 Cusip 446327744 Cusip 446327413


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